Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of operating leases

(in thousand)	Operating Leases
Year 2024	$223
Year 2025	383
Year 2026	129
Total lease payments	735
Less: Imputed interest	(58)
Present value of lease liabilities	$677

(in thousands)	Operating Leases
Year 2024	$315
Year 2025	177
Year 2026	60
Total lease payments	552
Less: Imputed interest	(47)
Present value of lease liabilities	$505